Investment, Related Party	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Investments, All Other Investments [Abstract]
Investment, Related Party

6. Investment, Related Party

As of September 30, 2023 and December 31, 2022, our investment in equity securities consisted solely of 5,745,678 and 6,446,946, respectively of common shares of Biofrontera AG, a significant shareholder. (See Note 13. Related Party Transactions). Of these shares, 3,377,346 are not fully in our control to vote or dispose of as we see fit as they are not held in a brokerage account registered in our name, however, we are currently engaged with advisors to transfer such shares to our brokerage account. Equity securities gains and losses include unrealized gains and losses from changes in fair values during the period on equity securities we still own, as well as gains and losses on securities we sold during the period. As reflected in the consolidated statements of cash flows, we received proceeds from sales of equity securities of approximately $0.6 million during the nine months ended September 30, 2023.

Unrealized losses on investment, related party were $1.9 million and $6.2 million, respectively, for the three and nine months ended September 30, 2023. There were no unrealized gains and losses for the three and nine months ended September 30, 2022.

	Three months ended September 30,		Nine months ended September 30,
(in thousands)	2023	2022	2023	2022

Net losses recognized during the period on equity securities	$(2,212)	$-	$(6,635)	$-
Less: Net realized losses on equity securities sold	345	-	420	-
Unrealized losses recognized during the reporting period on equity securities still held at the reporting date	$(1,867)	$-	$(6,215)	$-

6. Investment, Related Party

On October 25, 2022, the Company entered into private exchange agreements with certain holders of options to acquire common shares, nominal value €1.00 per share, of Biofrontera AG (“AG Options), a German stock corporation and significant shareholder of the Company, pursuant to which the parties agreed to a negotiated private exchange of 157,042 shares of the Company’s common stock in exchange for the AG Options. There was no additional cost to exercise the AG Options. On November 8, 2022, the Company exercised the AG options in full to acquire 2,623,365 shares of Biofrontera AG. In addition, the Company purchased an additional 3,843,581 common shares of Biofrontera AG for a total of 6,446,946 shares or approximately 10% of Biofrontera AG’s outstanding common shares as of December 31, 2022. These shares were not fully in our control to vote or dispose of as they were note held in a brokerage account registered in our name, however, we are currently engaged with advisors to transfer such share to our brokerage account. Equity securities gains and losses include unrealized gains and losses from changes in fair values during the period on equity securities we still own, as well as gains and losses on securities we sold during the period. There were no proceeds from sales of equity securities during the twelve months ended December 31, 2022.